Operating Segments (Details 5) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Depreciation and amortization expense of continuing operations, by segment
Depreciation and amortization expense of continuing operations, by segment	$ 278.4	$ 241.2	$ 186.8
U.S. Information Services [Member]
Depreciation and amortization expense of continuing operations, by segment
Depreciation and amortization expense of continuing operations, by segment	206.2	174.7	129.9
International [Member]
Depreciation and amortization expense of continuing operations, by segment
Depreciation and amortization expense of continuing operations, by segment	55.1	51.0	39.9
Interactive [Member]
Depreciation and amortization expense of continuing operations, by segment
Depreciation and amortization expense of continuing operations, by segment	11.8	10.3	8.9
Corporate [Member]
Depreciation and amortization expense of continuing operations, by segment
Depreciation and amortization expense of continuing operations, by segment	$ 5.3	$ 5.2	$ 8.1